SUPPLEMENT TO THE FIDELITY ASSET MANAGER: INCOME PROSPECTUS
DATED NOVEMBER 27, 1996
Beginning on December 1, 1996, the fund will transition to the investment policies outlined below. The new policies will be effective January 1, 1997.
The following information replaces similar information found under the heading "The Fund at a Glance" in the Key Facts section beginning on page 3.
STRATEGY: The fund diversifies across stocks, bonds and    short-term and
money market instruments,     both here and abroad, to pursue its goal. The
fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings
- within defined ranges - based on the current outlook for the different markets.
Neutral Mix
 Stocks 20%
(can range
from 10-30%)
Row: 1, Col: 1, Value: 30.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 50.0
 Bonds 50%
(can range
from 40-60%)
 Short-Term/
Money Market

30%(can
range
from 10-50%)

   The following information replaces similar information found under the heading "Performance" in the Key Facts section beginning on page 3.

UNDERSTANDING

PERFORMANCE
As economic conditions
change, different types of
investments do better than
others. While Asset Manager:
Income usually invests in
stocks, bonds and short-term
and money market
instruments, its emphasis is in
bonds and short-term and
money market instruments.
The fund's performance tends
to be related to changes in
short-term interest rates, but
will also reflect the
performance of the other
investments in its mix during
the time period.
(checkmark)
The following information replaces similar information found under the heading "The Fund's Investment Approach" in The Fund in Detail section beginning on page 8.
THE FUND'S INVESTMENT APPROACH
The fund seeks a high level of current income by allocating its assets
among stocks, bonds and short-   term and money market instruments,     and
other instruments of U.S. and foreign issuers. The fund also considers the potential for capital appreciation.
   The fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments. FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The fund may also make other investments that do not fall within these classes.
FMR has the ability to allocate the fund's assets within specified ranges. The fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
    Range Neutral     Mix
    STOCK CLASS     10 - 30% 20%
    BOND CLASS    40 - 60% 50%
    SHORT-TERM/
MONEY MARKET CLASS    10 - 50% 30%
Asset Manager: Income's approach focuses on    bonds and short-term and
money market instruments     for current income. However, its ability to
invest a portion of its assets in stocks offers the opportunity for capital appreciation, and potentially more volatility, than other income-oriented funds.
Effective December 1, 1996, the following information supplements the similar information found under the heading "FMR and Its Affiliates" in The Fund in Detail section beginning on page 8.
   John Todd is vice president of Asset Manager: Income and manager of its short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.

SUPPLEMENT TO THE FIDELITY ASSET MANAGERTM PROSPECTUS
DATED NOVEMBER 27, 1996
Beginning on December 1, 1996, the fund will transition to the investment policies outlined below. The new policies will be effective January 1, 1997.
The following information replaces similar information located under the heading "The Fund at a Glance" in the Key Facts section beginning on page 4.
STRATEGY: The fund diversifies across stocks, bonds and short-term and money market instruments, both here and abroad, to pursue its goal. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings
- within defined ranges - based on the current outlook for the different markets.
Neutral Mix
 STOCKS 50%
(can range
from 30-70%)
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 40.0
 BONDS 40%
(can range
from
20-60%)
 SHORT-TERM/M
ONEY MARKET
10%(can
range
 from 0-50%)
The following information replaces similar information located under the heading "The Fund's Investment Approach" in The Fund in Detail section beginning on page 9.
THE FUND'S INVESTMENT APPROACH
The fund seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term and money market instruments, and other instruments of U.S. and foreign issuers.
The fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments. FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The fund may also make other investments that do not fall within these classes.
FMR has the ability to allocate the fund's assets within specified ranges. The fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
 Range Neutral Mix
STOCK CLASS  30 - 70% 50%
BOND CLASS 20 - 60% 40%
SHORT-TERM/
MONEY MARKET CLASS 0 - 50% 10%
Asset Manager's approach spreads the fund's assets among all three classes, moderating both the risk and return potential of stocks, bonds and short-term and money market instruments.
Effective December 1, 1996, the following information supplements the similar information located under the heading "FMR and Its Affiliates" in The Fund in Detail section beginning on page 9.
John Todd is vice president of Asset Manager and manager of its short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.

SUPPLEMENT TO THE FIDELITY ASSET MANAGER: GROWTH PROSPECTUS
DATED NOVEMBER 27, 1996
Beginning on December 1, 1996, the fund will transition to the investment policies outlined below. The new policies will be effective January 1, 1997.
The following information replaces similar information found under the heading "The Fund at a Glance" in the Key Facts section beginning on page 3.
STRATEGY: The fund diversifies across stocks, bonds and short-term and money market instruments, both here and abroad, to pursue its goal. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings
- within defined ranges - based on the current outlook for the different markets.
Neutral Mix
 Stocks 70%
(can range
from
50-100%)
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 25.0
 Bonds 25%
(can range
from 0-50%)
 Short-Term/
Money Market

5%(can range
from 0-50%)


The following information replaces similar information found under the heading "The Fund's Investment Approach" in The Fund in Detail section beginning on page 9.
THE FUND'S INVESTMENT APPROACH
The fund seeks to maximize total return over the long term by allocating its assets among stocks, bonds and short-term and money market instruments, and other instruments of U.S. and foreign issuers.
The fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments. FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The fund may also make other investments that do not fall within these classes.
FMR has the ability to allocate the fund's assets within specified ranges. The fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
 Range Neutral     Mix
STOCK CLASS  50 - 100% 70%
BOND CLASS 0 - 50% 25%
SHORT-TERM/
MONEY MARKET CLASS 0 - 50% 5%
Asset Manager: Growth's aggressive approach focuses on stocks for high potential returns. However, because the fund can invest in bonds and short-term and money market instruments, its return may not be as high as a fund that invests only in stocks.
Effective December 1, 1996, the following information supplements the similar information found under the heading "FMR and Its Affiliates" in The Fund in Detail section beginning on page 9.
John Todd is vice president of Asset Manager: Growth and manager of its short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.


SUPPLEMENT TO THE FIDELITY ASSET MANAGER FUNDS PROSPECTUS
DATED NOVEMBER 27, 1996
Beginning on December 1, 1996, the funds will transition to the investment policies outlined below. The new policies will be effective January 1, 1997.
The following information replaces similar information located under the heading "The Funds at a Glance" in the Key Facts section beginning on page 3.
STRATEGY: The funds diversify across stocks, bonds and short-   term and
money market instruments    , both here and abroad, to pursue specific
goals. Each fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings - within defined ranges - based on the current outlook for the different markets.
The following information replaces similar information located under the heading "Who May Want to Invest" in the Key Facts section beginning on page 3.
Asset allocation funds are designed for investors who want to diversify
among domestic and foreign stocks, bonds and short-term and    money market
instruments     and other types of securities, in one fund. If you are
looking for a fund that can invest in a wide range of security types within defined ranges, one of the Asset Manager funds may be appropriate for you. Because each fund owns different types of investments, its performance is affected by a variety of factors. The value of each fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. Performance also depends on FMR's skill in allocating assets. When you sell your fund shares, they may be worth more or less than what you paid for them.
ASSET MANAGER: INCOME
GOAL: High current income, and capital appreciation when appropriate.
Neutral Mix
 STOCKS    20%

    (can range from
10-30%)
Row: 1, Col: 1, Value: 30.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 50.0
    BONDS 50%

    (can range from
40-60%)
    SHORT-TERM/MONE
Y MARKET
30%    (can range
from 10-50%)
   With its emphasis on bonds and short-term and money market
instruments    , Asset Manager: Income is the most conservative fund in the family.
ASSET MANAGER
GOAL: High total return with reduced risk over the long term.
Neutral Mix
    STOCKS 50%

    (can range from
30-70%)
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 40.0
 B   ONDS 40%

    (can range from
20-60%)
 S   HORT-TERM/MON
EY MARKET 10%
    (can range from
0-50%)
With its more balanced approach, Asset Manager is the middle-of-the-road member of the family.
ASSET MANAGER: GROWTH
GOAL: Maximum total return over the long term.
Neutral Mix
    STOCKS 70%

    (can range from
50-100%)
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 65.0
Row: 1, Col: 3, Value: 30.0
 BO   NDS 25%

    (can range from
0-50%)
    SHORT-TERM/MONE
Y MARKET 5%    (can
range from
0-50%)
With its emphasis on stocks, Asset Manager: Growth is the most aggressive fund in the family.
The following information replaces similar information located under the heading "Investment Principles and Risks" in The Funds in Detail section beginning on page 11.
Each fund seeks to achieve its investment objective by allocating its
assets among stocks,    bonds and short-term and money market instruments
    and other instruments of U.S. and foreign issuers. Each fund however, has a different objective and pursues its objective by investing within different asset allocation ranges.
ASSET MANAGER: INCOME seeks a high level of current income. The fund also considers the potential for capital appreciation.
ASSET MANAGER seeks high total return with reduced risk over the long term. ASSET MANAGER: GROWTH seeks to maximize total return over the long term. Each fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in
more than one year.    The     SHORT-TERM/MONEY MARKET CLASS includes all
types of sh   ort-term and money market instruments. FMR may use its
judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The funds may also make other investments that do not fall within these classes.
FMR has the ability to allocate each fund's assets within specified ranges. Each fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
ASSET MANAGER: INCOME
 Range Neutral mix
       STOCK CLASS    10 - 30% 20%
    BOND CLASS    40 - 60% 50%
    SHORT-TERM/MONEY MARKET CLASS    10 - 50% 30%
Asset Manager: Income's approach focuses on    short-term and money market
instruments     and bonds for current income. However, its ability to
invest a portion of its assets in stocks offers the opportunity for capital appreciation, and potentially more volatility, than other income-oriented funds.
ASSET MANAGER
 Range Neutral mix
   STOCK CLASS 30 - 70% 50%
    BOND CLASS    20 - 60% 40%
    SHORT-TERM/MONEY MARKET CLASS    0 - 50% 10%
Asset Manager's approach spreads the fund's assets among all three classes, moderating both the risk and return potential of stocks, bonds and
short-term and money market instruments    .
ASSET MANAGER: GROWTH
 Range Neutral mix
   STOCK CLASS 50 - 100% 70%
    BOND CLASS    0 -  50% 25%
    SHORT-TERM/MONEY MARKET CLASS    0 -      50% 5%
   Asset Manager: Growth's more aggressive approach focuses on stocks for high potential returns. However, because the fund can invest in bonds and short-term and money market instruments, its return may not be as high as a fund that invests only in stocks.
Effective December 1, 1996, the following information supplements the similar information located under the heading "FMR and Its Affiliates" in The Fund in Detail section beginning on page 11.
   John Todd is vice president of each fund and manager of each fund's short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.
SUPPLEMENT TO THE FIDELITY ASSET MANAGER: INCOME
FIDELITY ASSET MANAGER(trademark)
FIDELITY ASSET MANAGER: GROWTH
FUNDS OF FIDELITY CHARLES STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 27, 1996
The following information replaces the similar information located under the heading "Asset Allocation" in the Investment Policies and Limitations section beginning on page 2.
ASSET ALLOCATION. The short-term/money market class includes all types of domestic and foreign securities and short-term and money market instruments with remaining maturities of 12 months or less or comparable interest rate sensitivity. FMR will seek to maximize total return with respect to Asset Manager and Asset Manager: Growth, and will seek to maximize income with respect to Asset Manager: Income, within this asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term and money market instruments may include corporate debt securities, such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.
The bond class includes all varieties of domestic and foreign fixed-income securities with maturities greater than 12 months or comparable interest rate sensitivity. FMR will seek to maximize total return within the bond class by adjusting a fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the short-term/money market class, these securities may be denominated in U.S. dollars or foreign currency. Asset Manager and Asset Manager: Growth may also invest in lower quality, high-yielding debt securities (commonly referred to as "junk bonds"). Asset Manager and Asset Manager: Growth currently intend to limit their investments in these securities to less than 35% of their assets. Asset Manager: Income may invest up to 5% of its assets in lower-quality convertible bonds.
The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks which are included in the bond class). FMR seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that FMR believes to have superior investment potential. When FMR selects equity securities, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.
In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.
The following information replaces the similar information located under the heading "Performance Comparisons" in the Performance section beginning on page 17.
PERFORMANCE COMPARISONS. The Asset Allocation Composite Indices are hypothetical representations of the performance of the funds' three asset classes according to their respective weighting in each fund's neutral mix. The weightings are rebalanced monthly. Beginning January 1, 1997, the Conservative Asset Allocation Composite Index represents Asset Manager:
Income's three asset classes according to their respective weighting in the fund's neutral mix (30% - short-term/money market: 50% - bonds; and 20% stocks), the Asset Allocation Composite Index represents Asset Manager's three asset classes according to their respective weighting in the fund's neutral mix (10% - short-term/money market: 40% - bonds; and 50% stocks), and the Aggressive Asset Allocation Composite Index represents Asset
Manager: Growth's three asset classes according to their respective weighting in the fund's neutral mix (5% - short-term/money market: 25% - bonds; and 70% stocks). The following indices are used to calculate the three asset allocation composite indices: the Salomon Brothers 3-month T-Bill Total Rate of Return Index, representing the average of T-Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments); the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgaged-backed securities with maturities of at least one year; and the S&P 500, a widely recognized, unmanaged index of common stocks. Prior to January 1, 1997, the Conservative Asset Allocation Composite Index represented Asset Manager: Income's three asset classes according to their respective weighting in the fund's neutral mix (50% - short-term instruments: 30% - bonds; and 20% stocks) during that period of time, between June 1, 1992 and January 1, 1997, the Asset Allocation Composite Index represented Asset Manager's three asset classes according to their respective weighting in the fund's neutral mix (20% - short-term instruments: 40% - bonds; and 40% stocks) during that period of time, and prior to January 1, 1997, the Aggressive Asset Allocation Composite Index represented Asset Manager: Growth's three asset classes according to their respective weighting in the fund's neutral mix (5% - short-term instruments: 30% - bonds; and 65% stocks) during that period of time. The following indices were used to calculate the three asset allocation composite indices: the Salomon Brothers 3-month T-Bill Total Rate of Return Index; the Lehman Brothers Treasury Bond Index, a widely utilized benchmark of bond market performance that includes virtually all long-term public obligations of the U.S. Treasury (bonds): and the S&P 500. Prior to June 1, 1992, the Asset Allocation Composite Index represented Asset Manager's three asset classes according to their respective weighting in the fund's neutral mix at that time (30% - money market instruments; 40% - bonds; and 30% stocks). The following indices were used to calculate the three asset allocation composite indices: the Salomon Brothers 3-month T-Bill Total Rate of Return Index; the Lehman Brothers Treasury Bond Index; and the S&P 500.
Each fund has the ability to invest in securities that are not included in any of the indices, and each fund's actual investment portfolio may not reflect the composition or the weighting of the indices used. The S&P 500 and the asset allocation composite indices include reinvestment of income or dividends and are based on the prices of unmanaged groups of stocks or U.S. Treasury obligations. Unlike each fund's returns, the indices do not include the effect of paying brokerage commissions, spreads, or other costs of investing. Historical results are used for illustrative purposes only and do not reflect the past or future performance of the funds.
The following table represents the comparative indices calendar year-to-year performance:
       SALOMON BROTHERS 3-MONTH    LEHMAN BROTHERS TREASURY
       T-BILL TOTAL RATE OF        BOND INDEX                  S&P 500
       RETURN INDEX

1995    5.75%                       18.35%                      37.58%

1994    4.24                        -3.38                       1.32

1993    3.09                        10.68                       10.08

1992    3.61                        7.21                        7.62

1991    5.75                        15.29                       30.47

1990    7.90                        8.54                        -3.10

1989    8.64                        14.38                       31.69

1988    6.76                        6.99                        16.61

1987    5.91                        2.00                        5.10

1986    6.23                        15.61                       18.56



Effective December 1, 1996, the following information supplements the similar information located in the "TRUSTEES AND OFFICERS" section beginning on page 24.
John Todd (47), is Vice President of Fidelity Asset Manager: Income, Fidelity Asset Manager, and Fidelity Asset Manager: Growth and manager of their short-term and money market investments, which he has managed since December 1996. He also manages several other Fidelity funds. Mr. Todd joined Fidelity in 1981.
        (PAGE 2 OF 2)